Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
US Federal tax rate		35.00%	35.00%
Exceptional tax gain recognized in profit or loss due to US tax reform			$ 18,000
Tax losses carried forward and deductible temporary differences on which no deferred tax asset	$ 4,734	$ 5,280	$ 4,449
Tax losses	728
Tax losses carried forward and deductible temporary differences	3,029
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 22
Tax losses and deductible temporary differences expiration period	Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 737
Tax losses and deductible temporary differences expiration period	Year 2
Expiration period 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 218
Tax losses and deductible temporary differences expiration period	Year 3
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
US Federal tax rate		21.00%